Changes in Allowance for Credit Losses by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at Beginning of Year	$ 327.6	$ 328.9	$ 357.3
Charge-Offs	(59.3)	(63.0)	(116.3)
Recoveries	19.6	36.7	32.9
Net (Charge-Offs) Recoveries	(39.7)	(26.3)	(83.4)
Provision for Credit Losses	20.0	25.0	55.0
Effect of Foreign Exchange Rates
Balance at End of Year	307.9	327.6	328.9
Loans and Leases	278.1	297.9	294.8
Undrawn Commitments and Standby Letters of Credit	29.8	29.7	34.1
Total Allowance for Credit Losses	307.9	327.6	328.9
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at Beginning of Year	194.2	211.0	256.7
Charge-Offs	(16.7)	(19.9)	(56.3)
Recoveries	8.6	20.3	21.5
Net (Charge-Offs) Recoveries	(8.1)	0.4	(34.8)
Provision for Credit Losses	(18.1)	(17.2)	(10.9)
Effect of Foreign Exchange Rates
Balance at End of Year	168.0	194.2	211.0
Loans and Leases	140.9	166.1	178.6
Undrawn Commitments and Standby Letters of Credit	27.1	28.1	32.4
Total Allowance for Credit Losses	168.0	194.2	211.0
Personal
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at Beginning of Year	133.4	117.9	100.6
Charge-Offs	(42.6)	(43.1)	(60.0)
Recoveries	11.0	16.4	11.4
Net (Charge-Offs) Recoveries	(31.6)	(26.7)	(48.6)
Provision for Credit Losses	38.1	42.2	65.9
Effect of Foreign Exchange Rates
Balance at End of Year	139.9	133.4	117.9
Loans and Leases	137.2	131.8	116.2
Undrawn Commitments and Standby Letters of Credit	2.7	1.6	1.7
Total Allowance for Credit Losses	$ 139.9	$ 133.4	$ 117.9